Capital and Reserves (Details) - Schedule of Common Shares - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Common Shares [Line Items]
Beginning balance	59,003	37,411
Exercise of warrants	81,274
Public Offering	555,556
LPC equity line	17,500	15,750
ATM program	104,147	5,842
Conversion convertible loans	660,345
Fractional shares eliminated upon reverse split	(40)
Ending balance	1,477,785	59,003